Deposit Guarantee Insurance - Additional Information (Detail) - ARS ($) $ in Thousands	Feb. 27, 2020	Jan. 01, 2023	Dec. 31, 2021
Disclosure Of Guarantees [line items]
Deposit amount			$ 1,500
Notification By BCRA Threshold Limits Of Deposit Of Customers Raised [Member]
Disclosure Of Guarantees [line items]
Deposit guarantee through insurance maximum amount		$ 6,000
BCRA Communique B [member]
Disclosure Of Guarantees [line items]
Interest in the capital stock	7.6859%